Other Investments (Schedule Of Cost, Fair Value, And Gross Unrealized Holding Gains And Losses For Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 38,852	¥ 38,431
Fair Value	117,941	92,399
Gross Unrealized Holding Gains	79,089	53,978
Gross Unrealized Holding Losses		10
Equity Securities Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Cost	24,111	23,656
Fair Value	50,224	34,339
Gross Unrealized Holding Gains	26,113	10,685
Gross Unrealized Holding Losses		2
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	14,741	14,775
Fair Value	67,717	58,060
Gross Unrealized Holding Gains	52,976	43,293
Gross Unrealized Holding Losses		¥ 8